COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.COMMITMENTS AND CONTINGENCIES

Commitments

The Group leases its clinics, hospitals and offices under non-cancelable operating lease agreements.  These leases expire through 2036 and are renewable upon negotiation.  Rental expenses under operating leases for the years ended March 31, 2013, 2014 and 2015 were $16,436, $28,129 and $37,733, respectively.

Future minimum lease payments under such leases as of March 31, 2015 were as follows:

2016	$41,732
2017	38,497
2018	33,735
2019	28,731
2020	22,433
After 2020	59,511

$224,639

Contingent liabilities

Pursuant to PRC individual income tax laws, when a corporation purchases equity interest from individuals, the individuals are obligated to pay individual income tax based on 20% of the capital gain from the transaction. The Group has purchased equity interests of certain entities from individual sellers. There is a possibility that if individual sellers fail to meet their income tax obligations, the tax authority may require the Group to pay the taxes for the sellers. Based on the information currently available, the Group was unable to make a reasonable estimate of the related liability due to the uncertainty related to the outcome and amount of payment and relating penalty and interest. Accordingly, the Company did not accrue any provision for this contingency as of March 31, 2015.

The Group is subject to governmental supervision and regulations by the relevant PRC regulatory authorities including the Ministry of Health, the Ministry of Industry and Information Technology, and other relevant government authorities.  Each of the Group’s medical centers is required to obtain a business license, a medical institution establishment approval, a medical institution practicing license and a radiation-related diagnosis and treatment license.  If the Group fails to obtain such licenses or to amend the medical institution practicing licenses for the forgoing medical centers or other competent PRC regulatory authorities consider that the Group is operating the relevant businesses in an illegal manner, the Group may be ordered to shut down the relevant medical centers or cease the relevant services or suffer fines or penalties.